Commitments and Contigencies (Details) - Schedule of company’s contractual obligations	Jun. 30, 2022 USD ($)
Commitments and Contigencies (Details) - Schedule of company’s contractual obligations [Line Items]
Operating lease commitment	$ 548,130
Repayment of bank loans	2,239,500
Total	2,787,630
Less Than 1 Year [Member]
Commitments and Contigencies (Details) - Schedule of company’s contractual obligations [Line Items]
Operating lease commitment	293,440
Repayment of bank loans	2,239,500
Total	2,532,940
1-3 Years [Member]
Commitments and Contigencies (Details) - Schedule of company’s contractual obligations [Line Items]
Operating lease commitment	254,690
Repayment of bank loans
Total	254,690
3-5 Years [Member]
Commitments and Contigencies (Details) - Schedule of company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans
Total
More Than 5 Years [Member]
Commitments and Contigencies (Details) - Schedule of company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans
Total